Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2013
Accounts Receivable
Summary of accounts receivable

	December 31,
	2012	2013
	RMB	RMB	US$

Accounts receivable	3,921,502	4,510,727	745,119
Less: Allowance for doubtful accounts	(287,351)	(286,997)	(47,409)
Total accounts receivable, net	3,634,151	4,223,730	697,710

Schedule of the movement of the allowance for doubtful accounts

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

Beginning balance	(309,482)	(343,306)	(287,351)	(47,467)
Additions	(45,612)	(73,962)	(20,063)	(3,314)
Reversal of allowance for doubtful accounts	6,624	5,401	16,998	2,808
Write-off of accounts receivable	5,164	124,516	3,419	564
Ending balance	(343,306)	(287,351)	(286,997)	(47,409)